Share capital (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Class A Common Shares
Numerator:
Net (loss)/income attributable to common shareholders	¥ 334	$ 48	¥ (5,545)	¥ (48,851)
Denominator:
Weighted average number of shares used in calculating basic loss per share	63,357,628	63,357,628	62,802,678	62,688,838
Weighted average number of shares used in calculating diluted loss per share	63,357,628	63,357,628	62,802,678	62,688,838
Basic loss per share | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Diluted loss per share | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Class B Common Shares
Numerator:
Net (loss)/income attributable to common shareholders	¥ 89	$ 13	¥ (1,501)	¥ (13,247)
Denominator:
Weighted average number of shares used in calculating basic loss per share	17,000,189	17,000,189	17,000,189	17,000,189
Weighted average number of shares used in calculating diluted loss per share	17,000,189	17,000,189	17,000,189	17,000,189
Basic loss per share | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)
Diluted loss per share | (per share)	¥ 0.01	$ 0	¥ (0.09)	¥ (0.78)